Financial instruments (Tables)	3 Months Ended
Mar. 31, 2020
Financial instruments
Summary of fair values of financial instruments

		As of December 31, 2019		As of March 31, 2020
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt instruments	AC	3,825	3,913	5,331	5,360
Debt instruments	FVOCI	1,294	1,294	1,082	1,082
Long-term loans	AC	249	249	249	249
Long-term loans	FVPL	16	16	15	15
Total financial assets		5,384	5,472	6,677	6,706

Summary of fair value measurement hierarchy of financial instruments

The following table provides the fair value measurement hierarchy of the Group’s financial instruments to be accounted or disclosed at fair value:

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss

Long-term loans	March 31, 2020	15	—	—	15

Assets accounted at fair value through other comprehensive income

Debt securities	March 31, 2020	1,082	1,082	—	—

Assets for which fair values are disclosed

Debt securities	March 31, 2020	5,360	5,360	—	—
Long-term loans	March 31, 2020	249	–	—	249

Assets accounted at fair value through profit or loss

Long-term loans	December 31, 2019	16	—	—	16

Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2019	1,294	1,294	—	—

Assets for which fair values are disclosed

Debt instruments	December 31, 2019	3,913	3,913	—	—
Long-term loans	December 31, 2019	249	–	—	249